Contractual obligations	12 Months Ended
Dec. 31, 2020
Contractual obligations
Contractual obligations

30    Contractual obligations

Accounting policy

Contractual obligations consist of advance payments received by the Company under a silver streaming agreement, signed with a counterparty (the Streamer) and by which referential silver contents found in the ore concentrates sold by the Company are sold to the Streamer.

Determining the accounting treatment of silver streaming transactions requires the exercise of high degree of judgment.

The Company assesses whether those advances obtained under this agreement should be recognized as contractual obligations (a sale of a non-financial item) or a financial liability. For that purpose, the Company takes into consideration factors such as which party is exposed to the operational risk, the risk of access to the resources, the price risk, and assesses whether the transaction involves a sale of an own use asset for the counterparty. In those cases, in which the Company concludes that, in essence, the Streamer shares substantially the operational risks, the resource access and price risks, it delivers a non-financial item that qualifies as an “own use” item; any advance payment obtained is recognized as a contractual obligation in the framework of IFRS 15: Revenue from contracts with customers. Otherwise, the Company would recognize a financial liability in the framework of the provisions of IFRS 9: Financial instruments.

When a contractual obligation is recognized, the balance is initially recognized at the amount received, and it is subsequently recognized as revenue when the control of the respective assets is transferred, that is, upon physical delivery of the nonfinancial item (silver certificate). Contractual obligations are recognized within non-current liabilities, except for the portion of silver certificates that are estimated to be delivered over the 12 months following the balance sheet date.

The advance payment obtained under the silver streaming transaction entered by the Company in 2016 is recognized as contractual obligation to the extent that the risk assessment conducted by the management indicates the relevant risks are substantially shared with the Streamer and the qualifying conditions of a sale of an “own use” item are met.

Determination of the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in return for transferring the promised goods to its counterparty. The price transaction is allocated to each performance obligation based on the relative standalone selling prices. In the silver streaming transaction, the Company has variable consideration related to the production capacity of the mine linked to the Life of Mine and London Metal Exchange (LME). IFRS 15 requires that for contracts containing variable consideration, the transaction price be continually updated and re-allocated to the transferred goods. For this purpose, the contractual obligations require an adjustment to the transaction price per unit each time there is a change in the underlying production profile of a mine. The change in the transaction price per unit results in a retroactive adjustment to revenues in the period in which the change is made, reflecting the new production profile expected to be delivered under the streaming agreement. A corresponding retroactive adjustment is made to accretion expenses, reflecting the impact of the change in the contractual obligation balance.

Critical accounting estimates and judgments

The recognition of revenues and of the contractual obligation related to the silver transaction require the use of critical accounting estimates including, but not limited to: (i) allocation of revenues on relative prices; (ii) estimative prices for determine the upfront payment; (iii) discount rates used to measure the present value of future inflows and outflows (iv) estimative of life of mine, reserves and mineral production.

(a)	Composition

In 2016, the Company entered a silver streaming arrangement, which consisted of an upfront payment of USD 250,000 for the anticipated sale of a portion of the silver contained in the ore concentrates produced by the Cerro Lindo mining unit. The advance payment was recognized as a Contractual obligation and the corresponding revenues are recognized as the silver is delivered, which is the time that the contractual performance obligations are satisfied.

The changes in the contractual obligation are shown below:

	2020	2019
Balance at the beginning of the year	180,522	199,637
Revenues recognition upon ore delivery	(28,492)	(25,660)
Remeasurement of revenues based on new reserves (i)	7,813	—
Accretion for the year	6,182	6,545
Balance at the end of year	166,025	180,522
Current	27,132	26,351
Non-current	138,893	154,171
(i)

As of December 31, 2020, the Company recognized a retroactive adjustment in its silver streaming revenues given new reserves identified in Cerro Lindo since according to its accounting policy, changes in life of mine are a variable consideration.